EMPLOYEE BENEFIT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFIT
Amount of employee benefits	¥ 2,099.7	¥ 1,275.9	¥ 717.7